26 EMPLOYEE BENEFITS (Details 15) - Post-employment Healthcare Benefits [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Male [Member]
EmployeeBenefitsLineItems [Line Items]
Average life expectancy of employees (in years)	20.24	19.55
Average life expectancy in years of employees who are 40 (in years)	42.74	41.59
Female [Member]
EmployeeBenefitsLineItems [Line Items]
Average life expectancy of employees (in years)	20.24	22.17
Average life expectancy in years of employees who are 40 (in years)	42.74	45.30